Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions														3 Months Ended	11 Months Ended	12 Months Ended
		Aug. 02, 2019 JPY (¥) Subsidiaries	May 01, 2019	Apr. 29, 2019 JPY (¥) ¥ / shares		Apr. 29, 2019 IDR (Rp)	Aug. 03, 2018 JPY (¥)		Aug. 03, 2018 IDR (Rp) shares Rp / shares	Dec. 29, 2017 JPY (¥)		Dec. 29, 2017 IDR (Rp) shares Rp / shares	Oct. 02, 2017 JPY (¥)	Feb. 18, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥) Offices	Mar. 31, 2020 JPY (¥) Offices	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Apr. 29, 2019 Rp / shares	Aug. 03, 2018 shares ¥ / shares		Dec. 29, 2017 shares ¥ / shares		Dec. 26, 2017	May 15, 2017 JPY (¥)
Business Developments [Line Items]
Liability recognized in Other liabilities															¥ 13,223,846	¥ 13,223,846	¥ 10,660,267
Reduction in Noncontrolling interests															(728,029)	(728,029)	(785,200)
Reduction in Capital surplus															(5,533,520)	(5,533,520)	(5,577,186)
Increase in Accumulated other comprehensive income, net of taxes															(420,417)	(420,417)	(284,269)	¥ 2,477,315
Goodwill, recorded on acquisition															¥ 517,626	517,626	433,891	441,334
Remeasurement profits																41,218
Revenue																1,921,086	2,261,068	2,471,108
Net income (loss)																¥ 305,955	718,645	¥ 1,228,160
Customer Relationships [Member]
Business Developments [Line Items]
Weighted average amortization period, in years																17 years
Mitsubishi UFJ NICOS becomes a Wholly-Owned Subsidiary of MUFG [Member]
Business Developments [Line Items]
Ownership acquired, in percentage													15.02%
Payment in cash													¥ 50,000
Liability recognized in Other liabilities																									¥ 50,000
Reduction in Noncontrolling interests																									15,390
Reduction in Capital surplus																									34,751
Increase in Accumulated other comprehensive income, net of taxes																									¥ 141
Settlement of Other Liabilities													¥ 50,000
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions																								73.80%
Number of offices in Indonesia | Offices															900	900
Description of strategic investment																was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Equity interest after acquisition, in aggregated percentage			94.10%	94.00%		94.00%	40.00%		40.00%	19.90%		19.90%
Additional equity interests acquired, in percentage				54.00%		54.00%	20.10%		20.10%
Price per share paid | (per share)				¥ 77	[1]				Rp 8,921			Rp 8,323							Rp 9,590	¥ 69	[2]	¥ 70	[3]
Investment amount paid				¥ 397,000		Rp 50,000	¥ 132,300	[2]	Rp 17,187	¥ 133,000	[3]	Rp 15,875
Description of Calculation basis							a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied.	a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio | shares									2.0			2.0								2.0		2.0
Goodwill, recorded on acquisition				254,271
Intangible assets, recorded on acquisition	[4]			¥ 146,899
Weighted average amortization period, in years				13 years 2 months 12 days		13 years 2 months 12 days
Noncontrolling interests, recorded on acquisition															¥ 51,314	¥ 51,314
Equity interest remeasured to fair value															271,830
Remeasurement profits															41,218
Acquisition-related costs																869
Total assets				¥ 1,728,480
Total liabilities				¥ 1,242,115
Exchange rate of IDR				0.0080					0.0077			0.0084								0.0077		0.0084
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition				¥ 79,552
Weighted average amortization period, in years				13 years 1 month 6 days		13 years 1 month 6 days
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Pro Forma [Member]
Business Developments [Line Items]
Net income (loss)																3,206	16,083
Impact of amortizing certain acquisition accounting adjustments																11,299	11,445
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality															1,068,906	1,068,906
Gross contractual amounts receivable for loans															1,082,422	1,082,422
Gross contractual amounts receivable for loans not expected to be collected															34,363	34,363
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Danamon and Subsidiaries [Member]
Business Developments [Line Items]
Revenue															119,331
Net income (loss)															¥ (4,553)
MUFG Bank's Acquisition of Shares in Bank Nusantara Parahyangan in Indonesia [Member]
Business Developments [Line Items]
Equity interest after acquisition, in aggregated percentage				99.90%		99.90%
Additional equity interests acquired, in percentage				92.10%		92.10%
Price per share paid | (per share)				¥ 33	[1]														Rp 4,088
Investment amount paid				¥ 24,100		Rp 3,000
Exchange rate of IDR				0.0080
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member]
Business Developments [Line Items]
Payment in cash		¥ 312,225
Equity interest after acquisition, in aggregated percentage		100.00%
Goodwill, recorded on acquisition		¥ 177,065
Intangible assets, recorded on acquisition		¥ 105,973
Weighted average amortization period, in years		18 years 8 months 12 days
Number of subsidiaries acquired | Subsidiaries		9
Acquisition-related costs		¥ 3,775
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Customer Relationships [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 100,862
Weighted average amortization period, in years		18 years
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Pro Forma [Member]
Business Developments [Line Items]
Net income (loss)																6,047	16,051
Impact of amortizing certain acquisition accounting adjustments																5,979	6,622
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Estimated Fair Value [Member]
Business Developments [Line Items]
Intangible assets, recorded on acquisition		¥ 105,973
Total assets		197,867
Cash and bank deposits		42,019
Total liabilities		68,519
Accrued bonuses		¥ 18,769
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | First Sentier Investors [Member]
Business Developments [Line Items]
Revenue																38,508
Net income (loss)																(734)
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Payment in cash														¥ 555,000
Goodwill, recorded on acquisition														32,591
Total assets														522,797
Total liabilities														¥ 138
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member] | Pro Forma [Member]
Business Developments [Line Items]
Net income (loss)																¥ 77	¥ 48

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0080
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[3]	Calculated based on the exchange rate of IDR1 = ¥0.0084
[4]	Intangible assets with a weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with a weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with a weighted average amortization period of 10.1 years.